UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Dryden Short-Term Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2009

Date of reporting period:	9/30/2009

Item 1.	Schedule of Investments

Dryden Short-Term Corporate Bond Fund

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 96.3%

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOAN
Technology
Lender Processing Services, Inc.(a) (cost $489,835)	Baa3	2.783%	07/02/14	$494	$489,430

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
Banc of America Commercial Mortgage, Inc., Ser. 2004-4, Class A3	AAA(b)	4.128%	07/10/42	1,485	1,490,582
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(b)	7.620%	06/10/33	545	555,577
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A2	AAA(b)	4.853%	07/10/45	1,575	1,589,582
GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class A3	AAA(b)	4.207%	12/10/41	402	403,400
Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A2	Aaa	3.285%	07/05/35	651	654,507
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2003-CB7, Class A2	Aaa	4.128%	01/12/38	766	771,078
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005- LDP3, Class A2	Aaa	4.851%	08/15/42	1,800	1,809,819
LB-UBS Commercial Mortgage Trust, Ser. 2005-C5, Class A2	AAA(b)	4.885%	09/15/30	1,800	1,804,389
Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.960%	07/12/38	1,800	1,807,900
Morgan Stanley Capital I, Ser. 2005-HQ5, Class A2	AAA(b)	4.809%	01/14/42	1,528	1,537,224
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $12,474,221)					12,424,058

CORPORATE BONDS — 91.0%
Aerospace & Defense — 2.3%
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	4.750%	08/15/10	1,240	1,260,786
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	4.950%	06/01/14	2,500	2,592,325
Boeing Co. (The), Sr. Unsec’d. Notes	A2	3.500%	02/15/15	8,835	9,045,008
Boeing Co. (The), Sr. Unsec’d. Notes	A2	5.000%	03/15/14	2,400	2,617,078
General Dynamics Corp., Gtd. Notes	A2	1.800%	07/15/11	7,525	7,564,724
General Dynamics Corp., Gtd. Notes	A2	5.250%	02/01/14	2,115	2,318,156
L-3 Communications Corp., Gtd. Notes	Ba2	7.625%	06/15/12	1,000	1,013,750
Martin Marietta Corp., Gtd. Notes	Baa1	7.375%	04/15/13	3,000	3,427,311
Northrop Grumman Corp., Sr. Unsec’d. Notes	Baa2	3.700%	08/01/14	4,500	4,578,507
Northrop Grumman Systems Corp., Gtd. Notes	Baa1	7.125%	02/15/11	3,910	4,190,668
Raytheon Co., Sr. Unsec’d. Notes	Baa1	4.850%	01/15/11	1,755	1,829,535
Raytheon Co., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/12	2,000	2,195,264
Rockwell Collins, Inc., Sr. Unsec’d. Notes	A1	4.750%	12/01/13	2,000	2,106,108

					44,739,220

Airlines — 0.2%
American Airlines Pass-Through Trust 2001-01, Pass-thru Certs., Ser. 01-1	B2	6.817%	05/23/11	700	644,000
American Airlines Pass-Through Trust 2001-02, Pass-thru Certs., Ser. 01-2	Ba1	7.858%	10/01/11	205	204,744
Continental Airlines, Inc., Pass-thru Certs., Ser. 00-2	Baa2	7.487%	10/02/10	910	891,800
Continental Airlines, Inc., Pass-thru Certs., Ser. 01-1	Ba1	7.373%	12/15/15	211	174,729
Delta Air Lines, Inc., Pass-thru Certs., Ser. 01A2	BBB-(b)	7.111%	09/18/11	2,150	2,096,250

					4,011,523

Automotive — 0.2%
American Honda Finance Corp., Notes, 144A	A1	6.700%	10/01/13	1,000	1,089,389
Daimler Finance North America LLC, Gtd. Notes	A3	4.875%	06/15/10	260	265,045
Daimler Finance North America LLC, Gtd. Notes, MTN	A3	5.750%	09/08/11	1,155	1,213,161
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa2	5.250%	01/15/11	1,195	1,240,723

					3,808,318

Banking — 20.1%
American Express Bank FSB, Sr. Unsec’d. Notes	A2	5.500%	04/16/13	4,000	4,221,648
American Express Co., Sr. Unsec’d. Notes	A3	7.250%	05/20/14	3,900	4,381,915
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.000%	12/02/10	1,100	1,133,067
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.125%	08/25/14	2,400	2,482,601
American Express Credit Corp., Sr. Unsec’d. Notes, Ser. C, MTN	A2	7.300%	08/20/13	9,000	9,980,928
ANZ National International Ltd./New Zealand (New Zealand), Gtd. Notes, 144A	Aa2	6.200%	07/19/13	2,500	2,735,558
Bank of America Corp., Sr. Unsec’d. Notes	A2	4.875%	01/15/13	5,000	5,128,715
Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	4.900%	05/01/13	5,250	5,382,132
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.375%	08/15/11	2,500	2,606,358
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.375%	09/11/12	4,000	4,187,340

Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	7.375%	05/15/14	15,300	17,023,758
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN(d)	Aa2	5.125%	08/27/13	4,600	4,972,384
Bank One Corp., Sub. Notes	A1	5.900%	11/15/11	5,000	5,345,990
Barclays (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.200%	07/10/14	3,750	3,961,189
Barclays (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.450%	09/12/12	5,000	5,373,075
BB&T Corp., Sr. Unsec’d. Notes, MTN	A1	3.850%	07/27/12	5,000	5,157,670
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	5.350%	02/01/12	3,000	3,186,873
Capital One Financial Corp., Sr. Notes	Baa1	7.375%	05/23/14	2,800	3,124,839
Capital One Financial Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.700%	09/15/11	230	240,283
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.250%	02/27/12	3,000	3,081,297
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.500%	04/11/13	19,815	20,277,204
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.500%	10/15/14	13,000	12,981,214
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.850%	07/02/13	4,000	4,072,036
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.375%	08/12/14	2,450	2,533,031
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.500%	08/19/13	915	960,520
Citigroup, Inc., Sub. Notes	Baa1	4.875%	05/07/15	2,000	1,867,924
Citigroup, Inc., Sub. Notes	Baa1	5.000%	09/15/14	1,000	951,585
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.800%	06/07/12	4,642	4,896,864
Credit Suisse NY (Switzerland), Sr. Unsec’d. Notes, MTN	Aa1	5.000%	05/15/13	15,032	15,908,635
Credit Suisse NY (Switzerland), Sr. Unsec’d. Notes	Aa1	5.500%	05/01/14	2,250	2,417,803
Credit Suisse USA, Inc., Gtd. Notes	Aa1	6.125%	11/15/11	1,250	1,349,356
Credit Suisse USA, Inc., Gtd. Notes	Aa1	6.500%	01/15/12	2,000	2,167,124
Credit Suisse USA, Inc., Sr. Unsec’d. Notes	Aa1	4.875%	08/15/10	1,615	1,661,391
Deutsche Bank AG/London (Germany), Sr. Unsec’d. Notes	Aa1	4.875%	05/20/13	12,500	13,314,599
Fifth Third Bancorp, Sr. Unsec’d. Notes	Baa1	6.250%	05/01/13	430	443,505
Goldman Sachs Group, Inc. (The), Notes, MTN	A1	6.000%	05/01/14	6,500	7,068,984
Goldman Sachs Group, Inc. (The), Sr. Notes, MTN	A1	3.625%	08/01/12	3,965	4,070,465
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	4.750%	07/15/13	1,500	1,565,390
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.000%	01/15/11	2,370	2,460,169
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.150%	01/15/14	2,000	2,099,876
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%	10/15/13	9,750	10,350,746
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	3,005	3,218,283
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.600%	01/15/12	2,375	2,578,944
HSBC Bank PLC (United Kingdom), Sub. Notes	A2	6.950%	03/15/11	1,338	1,404,161
ICICI Bank Ltd. (India), Bonds, 144A(c)	Baa2	1.050%	01/12/10	420	411,600
ICICI Bank Ltd. (Singapore), Notes, 144A	Baa2	5.750%	11/16/10	440	448,237
JPMorgan Chase & Co., Sr. Notes	Aa3	3.700%	01/20/15	3,175	3,147,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.750%	05/01/13	6,900	7,305,023
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	5.375%	10/01/12	1,000	1,075,987
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	Aa3	5.375%	01/15/14	5,515	5,865,175
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	5.600%	06/01/11	1,525	1,617,764
JPMorgan Chase & Co., Sub. Notes	A1	5.125%	09/15/14	10,000	10,418,130
JPMorgan Chase & Co., Sub. Notes	A1	5.750%	01/02/13	4,000	4,269,224
JPMorgan Chase & Co., Sub. Notes	A1	6.750%	02/01/11	500	531,073
JPMorgan Chase Capital XXVI (Capital Security, fixed to floating preferred)	A1	8.000%	05/15/48	16	430,560
Key Bank National Association, Sub. Notes	A3	5.700%	08/15/12	1,300	1,279,923
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, Ser. C, MTN	A2	4.250%	02/08/10	2,055	2,079,909
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	5.450%	02/05/13	5,220	5,412,728
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	6.050%	08/15/12	1,665	1,775,701
Morgan Stanley, Sr. Unsec’d. Notes, Sr. Unsec’d. Notes	A2	4.000%	01/15/10	1,160	1,169,034
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300%	03/01/13	4,985	5,223,443
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.375%	10/15/15	475	490,310
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.625%	01/09/12	4,500	4,768,196
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%	05/13/14	10,000	10,646,059
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%	04/28/15	9,590	10,155,522
Morgan Stanley, Sr. Unsec’d. Notes	A2	6.750%	04/15/11	3,000	3,198,822
National City Bank, Sub. Notes	A2	4.625%	05/01/13	3,350	3,327,706
Northern Trust Corp., Sr. Unsec’d. Notes	A1	5.500%	08/15/13	1,385	1,518,186
PNC Funding Corp., Gtd. Notes	A3	4.250%	09/21/15	6,500	6,525,545
PNC Funding Corp., Gtd. Notes	A3	5.400%	06/10/14	3,630	3,899,731
Rabobank Nederland NV (Netherlands), Notes, 144A	Aaa	2.650%	08/17/12	3,000	3,032,673
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200%	05/13/14	3,850	4,010,195
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, 144A, MTN	Aa3	4.875%	08/25/14	5,250	5,330,693
State Street Corp., Sr. Unsec’d. Notes	A1	4.300%	05/30/14	3,500	3,677,440
SunTrust Banks, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	11/05/12	610	629,477
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	2.875%	09/14/12	7,140	7,118,799
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	4.875%	06/10/14	2,500	2,610,415
US Bank NA, Sub. Notes	Aa2	6.300%	02/04/14	665	744,446

US Bank NA, Sub. Notes	Aa2	6.375%	08/01/11	3,000	3,240,861
Wachovia Corp., Sr. Unsec’d. Notes(c)	A1	0.633%	04/23/12	5,000	4,892,815
Wachovia Corp., Sr. Unsec’d. Notes, MTN(c)	A1	2.253%	05/01/13	5,000	5,056,000
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A1	5.500%	05/01/13	8,500	9,094,754
Wells Fargo & Co., Sr. Unsec’d. Notes, Ser. I, MTN	A1	3.750%	10/01/14	5,000	4,974,980
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.250%	10/23/12	19,250	20,538,498
Wells Fargo Bank NA, Sub. Notes	Aa3	6.450%	02/01/11	2,000	2,106,692
Wells Fargo Capital XIII, Gtd. Notes, Ser. G, MTN(c)	Ba3	7.700%	12/29/49	500	440,000
Wells Fargo Capital XV, Gtd. Notes(c)	Ba3	9.750%	12/31/49	1,000	1,040,000
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	Aa1	4.200%	02/27/15	5,000	5,081,910

					394,938,665

Brokerage — 0.2%
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	A2	4.950%	06/01/14	2,150	2,267,001
Janus Capital Group, Inc., Sr. Unsec’d. Notes	Baa3	6.500%	06/15/12	650	645,835
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)	NR	5.250%	02/06/12	1,520	258,400
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)	NR	5.625%	01/24/13	1,000	176,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)	NR	6.000%	07/19/12	900	153,000

					3,500,486

Building Materials & Construction — 0.5%
CRH America, Inc., Gtd. Notes	Baa1	5.300%	10/15/13	2,000	2,064,260
CRH America, Inc., Gtd. Notes	Baa1	5.625%	09/30/11	570	592,163
CRH America, Inc., Notes	Baa1	6.950%	03/15/12	4,000	4,285,084
Hanson Ltd. (United Kingdom), Gtd. Notes	B3	7.875%	09/27/10	620	637,825
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150%	07/15/11	700	729,078
RPM International, Inc., Sr. Unsec’d. Notes	Baa3	4.450%	10/15/09	830	830,070

					9,138,480

Cable — 2.9%
AT&T Broadband LLC, Gtd. Notes	Baa1	8.375%	03/15/13	4,780	5,551,736
Comcast Cable Communications LLC, Sr. Unsec’d. Notes	Baa1	6.750%	01/30/11	1,810	1,924,770
Comcast Corp., Gtd. Notes	Baa1	5.300%	01/15/14	6,300	6,741,391
Comcast Corp., Gtd. Notes	Baa1	5.450%	11/15/10	1,145	1,190,231
Comcast Corp., Gtd. Notes	Baa1	5.500%	03/15/11	1,800	1,892,932
COX Communications, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	01/15/10	2,725	2,749,849
COX Communications, Inc., Sr. Unsec’d. Notes	Baa3	5.450%	12/15/14	3,501	3,760,865
COX Communications, Inc., Sr. Unsec’d. Notes	Baa3	6.750%	03/15/11	390	413,014
COX Communications, Inc., Sr. Unsec’d. Notes	Baa3	7.750%	11/01/10	2,300	2,433,837
COX Communications, Inc., Unsec’d. Notes	Baa3	7.125%	10/01/12	765	853,374
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes, 144A	Ba2	4.750%	10/01/14	5,200	5,200,000
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes	Ba2	7.625%	05/15/16	2,500	2,675,000
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes	Ba2	8.375%	03/15/13	3,000	3,082,500
Dish DBS Corp., Gtd. Notes	Ba3	6.375%	10/01/11	2,000	2,040,000
Shaw Communications, Inc. (Canada), Sr. Unsec’d. Notes	Baa3	8.250%	04/11/10	600	621,000
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400%	07/02/12	2,880	3,077,340
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.200%	07/01/13	1,000	1,089,397
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%	02/14/14	9,535	11,111,308

					56,408,544

Capital Goods — 2.9%
American Standard, Inc., Gtd. Notes	BBB+(b)	7.625%	02/15/10	810	824,871
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	4.850%	12/07/12	1,740	1,847,088
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	6.200%	09/30/13	455	503,905
Emerson Electric Co., Sr. Unsec’d. Notes	A2	4.125%	04/15/15	3,000	3,154,959
ERAC USA Finance Co., Gtd. Notes, 144A (original cost $899,307; purchased 10/10/07)(a)(f)	Baa2	5.800%	10/15/12	900	933,467
ERAC USA Finance Co., Gtd. Notes, 144A (original cost $815,000; purchased 5/8/09)(a)(f)	Baa2	5.900%	11/15/15	1,000	994,634
ERAC USA Finance Co., Gtd. Notes, 144A (original cost $202,036; purchased 1/18/06)(a)(f)	Baa2	8.000%	01/15/11	180	188,703
Honeywell International, Inc., Sr. Unsec’d. Notes	A2	3.875%	02/15/14	2,820	2,935,324
Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, 144A	A3	4.625%	09/11/15	7,500	7,444,140
Illinois Tool Works, Inc., Sr. Unsec’d. Notes	A1	5.150%	04/01/14	2,000	2,173,196
ITT Corp., Sr. Unsec’d. Notes	Baa1	4.900%	05/01/14	3,500	3,649,646
John Deere Capital Corp., Notes, MTN	A2	5.400%	10/17/11	2,600	2,787,174
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	4.500%	04/03/13	2,500	2,643,160
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	4.950%	12/17/12	1,565	1,691,543
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	5.250%	10/01/12	1,000	1,081,403
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	5.650%	07/25/11	2,500	2,678,840
Siemens Financieringsmaatschappij NV (Netherlands), Gtd. Notes, 144A	A1	5.500%	02/16/12	508	547,799
Textron Financial Corp., Sr. Unsec’d. Notes, MTN	Baa3	4.600%	05/03/10	1,700	1,693,848
Timken Co., Sr. Unsec’d. Notes	Baa3	6.000%	09/15/14	2,665	2,768,554
Tyco International Finance SA (Luxembourg), Gtd. Notes	Baa1	4.125%	10/15/14	1,100	1,096,183

Tyco International Finance SA (Luxembourg), Gtd. Notes	Baa1	6.375%	10/15/11	7,000	7,546,007
Tyco International Finance SA (Luxembourg), Gtd. Notes	Baa1	6.750%	02/15/11	1,000	1,053,586
Waste Management, Inc., Gtd. Notes	Baa3	6.375%	11/15/12	5,000	5,472,060
Waste Management, Inc., Gtd. Notes	Baa3	6.375%	03/11/15	1,000	1,106,488

					56,816,578

Chemicals — 1.6%
Chevron Phillips Chemical Co. LLC, Sr. Notes, 144A	Baa1	7.000%	06/15/14	2,500	2,764,915
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	4.850%	08/15/12	5,000	5,199,290
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	7,600	8,407,491
E.I. Du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	5.000%	07/15/13	1,145	1,247,258
E.I. Du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	5.000%	01/15/13	735	795,995
Koppers, Inc., Sec’d. Notes	Ba3	9.875%	10/15/13	700	722,750
Lubrizol Corp., Gtd. Notes	Baa2	4.625%	10/01/09	900	900,061
Lubrizol Corp., Gtd. Notes	Baa2	5.500%	10/01/14	2,225	2,389,085
Potash Corp. of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	5.250%	05/15/14	7,000	7,572,964
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	03/15/13	1,000	1,057,216

					31,057,025

Consumer — 1.5%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa2	5.450%	10/15/12	8,079	8,658,022
Colgate-Palmolive Co., Sr. Unsec’d. Notes, Ser. F, MTN	Aa3	3.150%	08/05/15	6,600	6,768,637
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa3	5.125%	01/15/11	555	569,129
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa3	6.375%	06/15/14	1,250	1,298,766
Koninklijke Philips Electronics NV (Netherlands), Sr. Unsec’d. Notes	A3	4.625%	03/11/13	1,000	1,053,624
Procter & Gamble Co. (The), Sr. Notes	Aa3	3.150%	09/01/15	4,500	4,541,022
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	Aa3	3.500%	02/15/15	2,000	2,048,178
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	Aa3	4.600%	01/15/14	1,380	1,482,527
Western Union Co. (The), Gtd. Notes	A3	5.400%	11/17/11	690	735,045
Whirlpool Corp., Sr. Unsec’d. Notes	Baa3	6.125%	06/15/11	415	434,225
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	Baa3	8.600%	05/01/14	1,000	1,118,625

					28,707,800

Electrical Utilities — 5.4%
AES Corp. (The), Sr. Unsec’d. Notes	B1	9.375%	09/15/10	500	515,000
Alabama Power Co., Sr. Unsec’d. Notes, Ser. HH	A2	5.100%	02/01/11	835	872,954
Alliant Energy Corp., Notes	Baa1	4.000%	10/15/14	2,000	1,993,020
Appalachian Power Co., Sr. Unsec’d. Notes, Ser. J	Baa2	4.400%	06/01/10	1,000	1,019,095
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	1,210	1,284,589
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.125%	07/01/13	950	1,032,457
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. U	Baa1	7.000%	03/01/14	4,310	4,898,130
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes	Baa3	5.650%	12/15/13	3,300	3,531,805
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	A3	5.550%	04/01/14	2,500	2,736,175
Consolidated Natural Gas Co., Sr. Unsec’d. Notes, Ser. C	Baa2	6.250%	11/01/11	5,000	5,390,990
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	1,500	1,617,357
Delmarva Power & Light Co., First Mtge. Bonds	A3	6.400%	12/01/13	2,000	2,212,608
Detroit Edison Co. (The), Sr. Sec’d. Notes	A2	6.400%	10/01/13	1,000	1,106,305
Dominion Resources, Inc., Sr. Unsec’d. Notes, Ser. B	Baa2	6.250%	06/30/12	2,000	2,172,982
DTE Energy Co., Sr. Unsec’d. Notes	Baa2	7.625%	05/15/14	1,550	1,710,904
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	3.950%	09/15/14	5,000	5,074,000
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	5.650%	06/15/13	1,700	1,821,276
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	6.300%	02/01/14	2,000	2,212,554
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	A3	5.375%	11/02/12	1,000	1,077,331
Enel Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	3.875%	10/07/14	5,700	5,684,610
Enel Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	5.700%	01/15/13	620	665,436
FirstEnergy Corp., Sr. Unsec’d. Notes, Ser. B	Baa3	6.450%	11/15/11	25	27,039
FirstEnergy Solutions Corp., Gtd. Notes, 144A	Baa2	4.800%	02/15/15	4,200	4,315,580
FPL Group Capital, Inc., Gtd. Notes	A2	5.350%	06/15/13	705	759,936
FPL Group Capital, Inc., Gtd. Notes	A2	5.625%	09/01/11	275	294,559
Iberdrola Finance Ireland Ltd. (Ireland), Gtd. Notes, 144A	A3	3.800%	09/11/14	4,050	4,106,372
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A2	6.250%	06/17/14	2,000	2,127,470
Midamerican Energy Co., Sr. Unsec’d. Notes	A2	5.650%	07/15/12	2,175	2,358,574
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	3.150%	07/15/12	5,000	5,061,705
National Rural Utilities Cooperative Finance Corp., Sr. Sec’d. Notes	A1	2.625%	09/16/12	3,200	3,217,168
Nevada Power Co., Genl. Ref. Mtge., Ser. A	Baa3	8.250%	06/01/11	1,785	1,942,419
NiSource Finance Corp., Gtd. Notes	Baa3	6.150%	03/01/13	600	628,303
Oncor Electric Delivery Co., Sr. Sec’d. Notes	Baa1	5.950%	09/01/13	2,600	2,813,767
Oncor Electric Delivery Co., Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	3,000	3,325,227
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	4.200%	03/01/11	505	522,741
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.250%	12/01/13	4,000	4,492,516
PECO Energy Co., First Mtge. Bonds	A2	5.000%	10/01/14	2,685	2,884,423
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050%	03/15/14	3,400	3,728,981

PSEG Power LLC, Gtd. Notes	Baa1	6.950%	06/01/12	260	285,419
PSEG Power LLC, Gtd. Notes	Baa1	7.750%	04/15/11	5,000	5,402,014
Southern California Edison Co., First Mtge.	A1	5.750%	03/15/14	2,425	2,687,722
Southern Co. (The), Sr. Unsec’d. Notes	A3	4.150%	05/15/14	1,500	1,549,538
TECO Finance, Inc., Gtd. Notes	Baa3	7.000%	05/01/12	3,000	3,204,924
Virginia Electric And Power Co., Sr. Unsec’d. Notes	Baa1	5.100%	11/30/12	900	975,188
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	A1	6.000%	04/01/14	435	485,167

					105,826,330

Energy - Integrated — 3.8%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	Aa1	3.125%	03/10/12	6,000	6,198,450
BP Capital Markets PLC (United Kingdom), Gtd. Notes	Aa1	3.625%	05/08/14	2,000	2,060,614
BP Capital Markets PLC (United Kingdom), Gtd. Notes	Aa1	5.250%	11/07/13	1,000	1,095,429
Burlington Resources Finance Co. (Canada), Gtd. Notes	A2	6.400%	08/15/11	470	508,767
Cenovus Energy, Inc. (Canada), Sr. Notes, 144A	Baa2	4.500%	09/15/14	8,875	9,068,101
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.950%	03/03/14	3,240	3,411,438
Conoco Funding Co. (Canada), Gtd. Notes	A1	6.350%	10/15/11	2,000	2,191,594
ConocoPhillips, Gtd. Notes	A1	4.600%	01/15/15	2,300	2,454,776
ConocoPhillips, Gtd. Notes	A1	4.750%	10/15/12	1,500	1,612,920
ConocoPhillips, Gtd. Notes	A1	4.750%	02/01/14	3,840	4,131,345
ConocoPhillips Australia Funding Co., Gtd. Notes	A1	5.500%	04/15/13	2,400	2,606,311
Hess Corp., Sr. Unsec’d. Notes	Baa2	6.650%	08/15/11	1,750	1,877,936
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.000%	02/15/14	2,000	2,231,874
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	5.900%	06/15/14	3,870	4,174,747
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.250%	06/15/12	2,707	2,931,121
Marathon Oil Canada Corp. (Canada), Gtd. Notes	Baa1	8.375%	05/01/12	855	968,046
Marathon Oil Corp., Sr. Unsec’d. Notes	Baa1	6.500%	02/15/14	1,800	1,982,124
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa2	4.000%	07/15/13	4,000	4,003,976
Shell International Finance B.V. (Netherlands), Gtd. Notes	Aa1	3.250%	09/22/15	8,200	8,253,087
Shell International Finance B.V. (Netherlands), Gtd. Notes	Aa1	4.000%	03/21/14	4,000	4,201,664
StatoilHydro ASA (Norway), Sr. Unsec’d. Notes	Aa2	3.875%	04/15/14	8,200	8,586,596
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	6.875%	07/18/11	750	759,375

					75,310,291

Energy - Other — 1.4%
Anadarko Finance Co. (Canada), Gtd. Notes, Ser. B	Baa3	6.750%	05/01/11	1,000	1,062,713
Apache Corp., Sr. Unsec’d. Notes	A3	6.000%	09/15/13	1,200	1,334,806
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	Baa2	5.150%	02/01/13	880	935,924
Delek & Avner Yam Tethys Ltd. (Israel), Sr. Sec’d. Notes, 144A	Baa3	5.326%	08/01/13	216	209,901
Devon Energy Corp., Sr. Notes	Baa1	5.625%	01/15/14	2,000	2,150,090
Devon Financing Corp. (Canada), Gtd. Notes	Baa1	6.875%	09/30/11	2,000	2,175,864
EnCana Holdings Finance Corp. (Canada), Gtd. Notes	Baa2	5.800%	05/01/14	2,000	2,164,626
Kerr-McGee Corp., Gtd. Notes	Baa3	6.875%	09/15/11	2,000	2,147,262
Premcor Refining Group, Inc. (The), Gtd. Notes	Baa2	6.125%	05/01/11	3,545	3,730,347
Transocean, Inc. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250%	03/15/13	1,200	1,268,760
Weatherford International, Inc., Gtd. Notes	Baa1	5.950%	06/15/12	705	755,989
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	06/15/13	3,350	3,465,501
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.750%	12/15/13	2,000	2,160,240
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.900%	08/01/12	460	496,792
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	04/15/13	2,500	2,720,410

					26,779,225

Foods — 7.2%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	5.375%	11/15/14	9,500	10,136,405
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.200%	01/15/14	9,080	10,222,681
Bottling Group LLC, Gtd. Notes	Aa2	6.950%	03/15/14	3,300	3,845,992
Campbell Soup Co., Sr. Unsec’d. Notes	A2	5.000%	12/03/12	1,230	1,341,908
Cargill, Inc., Sr. Unsec’d. Notes, 144A	A2	5.200%	01/22/13	6,000	6,291,564
Coca-Cola Co. (The), Sr. Unsec’d. Notes	Aa3	3.625%	03/15/14	2,700	2,798,172
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	4.250%	03/01/15	3,230	3,415,738
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	7.375%	03/03/14	1,000	1,174,045
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.875%	04/15/14	3,000	3,293,283
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	7.875%	09/15/10	990	1,047,889
Darden Restaurants, Inc., Sr. Unsec’d. Notes	Baa3	5.625%	10/15/12	610	643,738
Delhaize Group (Belgium), Gtd. Notes	Baa3	5.875%	02/01/14	5,164	5,561,488
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	4.375%	05/03/10	275	281,127
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	5.125%	01/30/12	390	415,892
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	5.200%	01/30/13	1,750	1,875,437
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	7.375%	01/15/14	3,350	3,882,312
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa3	6.120%	05/01/13	1,000	1,091,418
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.200%	03/17/15	1,000	1,081,162
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	08/15/13	1,210	1,316,410
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	09/10/12	4,250	4,638,305

General Mills, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	02/15/12	600	651,900
General Mills, Inc., Sr. Unsec’d. Notes, MTN	Baa1	8.022%	02/05/13	3,000	3,552,951
Hershey Co. (The), Sr. Unsec’d. Notes	A2	5.000%	04/01/13	575	621,691
H.J. Heinz Co., Sr. Unsec’d. Notes	Baa2	5.350%	07/15/13	1,100	1,181,182
H.J. Heinz Finance Co., Gtd. Notes	Baa2	6.625%	07/15/11	3,835	4,136,999
Kellogg Co., Sr. Unsec’d. Notes	A3	5.125%	12/03/12	1,265	1,373,161
Kellogg Co., Sr. Unsec’d. Notes, Ser. B	A3	6.600%	04/01/11	4,305	4,613,806
Kraft Foods, Inc., Sr. Unsec’d. Notes(c)	Baa2	0.961%	08/11/10	1,350	1,347,944
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.625%	11/01/11	3,200	3,404,714
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	06/01/12	3,600	3,914,784
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	1,000	1,115,617
Kroger Co. (The), Gtd. Notes	Baa2	5.000%	04/15/13	2,570	2,711,047
Kroger Co. (The), Gtd. Notes	Baa2	6.200%	06/15/12	4,750	5,185,755
Kroger Co. (The), Gtd. Notes	Baa2	7.500%	01/15/14	4,355	5,018,745
McCormick & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.250%	09/01/13	1,150	1,236,340
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A3	4.300%	03/01/13	1,000	1,061,923
Miller Brewing Co., Gtd. Notes, 144A	Baa1	5.500%	08/15/13	1,643	1,736,382
PepsiAmericas, Inc., Bonds	Baa1	5.625%	05/31/11	285	303,541
PepsiAmericas, Inc., Notes	Baa1	4.375%	02/15/14	1,000	1,043,242
PepsiAmericas, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	07/31/12	2,263	2,486,374
SABMiller PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.200%	07/01/11	650	693,175
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	4.950%	08/16/10	3,280	3,388,329
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	5.800%	08/15/12	2,845	3,083,710
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	03/15/14	815	900,359
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	03/01/11	2,267	2,409,656
Sara Lee Corp., Sr. Unsec’d. Notes	Baa1	3.875%	06/15/13	5,000	5,089,074
Sara Lee Corp., Sr. Unsec’d. Notes	Baa1	6.250%	09/15/11	2,000	2,159,712
Unilever Capital Corp., Gtd. Notes	A1	3.650%	02/15/14	2,800	2,896,998
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	4.250%	09/15/15	2,500	2,555,455
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	7.700%	07/01/12	4,325	4,821,432
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	2,130	2,330,995

					141,381,959

Healthcare & Pharmaceutical — 5.3%
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625%	09/15/12	600	636,314
Baxter Finco BV (Netherlands), Gtd. Notes	A3	4.750%	10/15/10	830	862,738
Baxter International, Inc., Sr. Unsec’d. Notes	A3	4.000%	03/01/14	1,990	2,074,014
Beckman Coulter, Inc., Sr. Unsec’d. Notes	Baa3	6.000%	06/01/15	3,000	3,272,757
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba1	6.000%	06/15/11	960	986,400
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	A2	5.250%	08/15/13	2,000	2,175,120
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa3	5.500%	06/15/13	3,250	3,407,716
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa3	5.650%	06/15/12	1,500	1,590,684
Carefusion Corp., Sr. Unsec’d. Notes, 144A	Baa3	4.125%	08/01/12	4,690	4,814,261
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	5.150%	10/15/10	720	750,884
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	5.450%	10/15/12	2,400	2,612,892
Eli Lilly & Co., Sr. Unsec’d. Notes	A1	3.550%	03/06/12	5,000	5,236,050
Express Scripts, Inc., Gtd. Notes	Baa3	5.250%	06/15/12	5,500	5,838,465
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	4.850%	05/15/13	4,600	4,941,932
Hospira, Inc., Sr. Unsec’d. Notes	Baa3	5.550%	03/30/12	4,590	4,870,752
Hospira, Inc., Sr. Unsec’d. Notes, MTN	Baa3	6.400%	05/15/15	1,700	1,890,174
McKesson Corp., Sr. Unsec’d. Notes	Baa3	5.250%	03/01/13	2,765	2,923,072
McKesson Corp., Sr. Unsec’d. Notes	Baa3	6.500%	02/15/14	5,600	6,138,412
Medco Health Solutions, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	03/15/13	3,500	3,789,559
Medco Health Solutions, Inc., Sr. Unsec’d. Notes	Baa3	7.250%	08/15/13	2,000	2,237,978
Medtronic, Inc., Sr. Unsec’d. Notes, Ser. B	A1	4.375%	09/15/10	1,100	1,134,067
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.500%	03/15/14	1,000	1,069,701
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	1.875%	06/30/11	5,510	5,571,051
Novartis Capital Corp., Gtd. Notes	Aa2	4.125%	02/10/14	2,525	2,666,269
Pfizer, Inc., Sr. Unsec’d. Notes	Aa2	5.350%	03/15/15	2,300	2,546,806
Quest Diagnostics, Inc., Gtd. Notes	Baa3	5.125%	11/01/10	535	548,751
Roche Holdings, Inc., Gtd. Notes, 144A	A2	4.500%	03/01/12	1,500	1,587,186
Roche Holdings, Inc., Gtd. Notes, 144A	A2	5.000%	03/01/14	3,190	3,448,632
Schering-Plough Corp., Sr. Unsec’d. Notes	Baa1	5.550%	12/01/13	3,810	4,171,161
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	8.625%	01/15/12	2,000	2,040,000
St. Jude Medical, Inc., Sr. Unsec’d. Notes	Baa1	3.750%	07/15/14	4,700	4,782,245
Teva Pharmaceutical Finance LLC, Gtd. Notes	Baa2	5.550%	02/01/16	5,000	5,354,160
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Ba1	5.000%	08/15/14	4,000	4,100,352
Wyeth, Sr. Unsec’d. Notes	A3	5.500%	02/01/14	3,000	3,276,321
Wyeth, Sr. Unsec’d. Notes	A3	6.950%	03/15/11	1,125	1,208,721

					104,555,597

Healthcare Insurance — 0.7%
Aetna, Inc., Sr. Unsec’d. Notes	A3	5.750%	06/15/11	1,290	1,358,538
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	606	645,043
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	02/15/13	921	957,262
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.125%	11/15/10	600	619,584
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	03/15/11	1,500	1,558,988
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/12	4,000	4,283,323
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	12/15/09	1,000	1,006,836
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	01/15/11	1,330	1,370,757
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	02/15/14	1,000	1,076,354
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	6.800%	08/01/12	738	804,226

					13,680,911

Industrial Other — 0.2%
Cornell University, Sr. Unsec’d. Notes(d)	Aa1	4.350%	02/01/14	2,000	2,113,600
Duke University, Notes	Aa1	4.200%	04/01/14	2,000	2,102,660

					4,216,260

Insurance — 3.1%
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.000%	08/15/14	1,920	2,023,849
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	6.200%	05/16/14	1,750	1,930,525
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN	A1	5.375%	04/30/13	5,875	6,253,356
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	05/15/13	4,000	3,331,156
Axis Capital Holdings, Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	5,180	5,243,968
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.600%	05/15/13	1,000	1,059,403
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	5.000%	08/15/13	1,325	1,439,096
Chubb Corp., Sr. Unsec’d. Notes	A2	5.200%	04/01/13	570	605,372
Chubb Corp., Sr. Unsec’d. Notes	A2	6.000%	11/15/11	1,400	1,510,251
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	5.250%	10/15/11	405	405,173
ING Security Life Institutional Funding, Sr. Unsec’d. Notes, 144A	A1	4.250%	01/15/10	1,100	1,088,754
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.750%	02/15/14	3,255	3,203,083
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	5.650%	08/27/12	800	829,694
MassMutual Global Funding II, Notes, 144A	Aa1	3.625%	07/16/12	2,750	2,833,820
MetLife, Inc., Sr. Unsec’d. Notes	A2	5.500%	06/15/14	1,500	1,583,810
MetLife, Inc., Sr. Unsec’d. Notes	A2	6.125%	12/01/11	5,000	5,373,784
Metropolitan Life Global Funding I, Notes, 144A (original cost $9,971,500; purchased 9/10/09)(f)	Aa2	2.875%	09/17/12	10,000	9,958,429
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A, MTN (original cost $4,793,705; purchased 7/21/09-9/10/09)(f)	Aa2	5.125%	04/10/13	4,600	4,769,409
Principal Life Income Funding Trusts, Sr. Sec’d. Notes	Aa3	5.200%	11/15/10	740	743,346
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.300%	04/24/13	500	512,943
Progressive Corp. (The), Sr. Unsec’d. Notes	A1	6.375%	01/15/12	875	912,637
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	5.500%	12/01/15	3,855	4,166,989
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	A2	5.375%	06/15/12	925	977,201

					60,756,048

Lodging — 0.1%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	1,046	1,030,310
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	7.875%	10/15/14	1,000	1,047,500

					2,077,810

Media & Entertainment — 1.6%
CBS Corp., Gtd. Notes	Baa3	6.625%	05/15/11	810	848,498
CBS Corp., Gtd. Notes	Baa3	8.200%	05/15/14	3,000	3,265,908
News America Holdings, Inc., Gtd. Notes	Baa1	9.250%	02/01/13	3,000	3,524,202
Time Warner, Inc., Gtd. Notes	Baa2	5.500%	11/15/11	2,380	2,530,423
Time Warner, Inc., Gtd. Notes	Baa2	6.750%	04/15/11	1,375	1,469,551
Time Warner, Inc., Gtd. Notes	Baa2	6.875%	05/01/12	9,000	9,907,380
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	4.250%	09/15/15	5,370	5,355,925
Vivendi (France), Notes, 144A	Baa2	5.750%	04/04/13	3,800	3,943,412
Walt Disney Co. (The), Sr. Unsec’d. Notes, MTN	A2	4.500%	12/15/13	665	709,694

					31,554,993

Metals — 2.2%
Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(b)	4.500%	05/15/13	3,200	3,276,333
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	5.375%	06/01/13	4,800	4,907,328
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.000%	12/15/10	825	853,712
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.125%	03/29/12	400	431,672
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.250%	12/15/15	3,000	3,239,886
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.500%	04/01/14	900	994,627
Ispat Inland ULC (Canada), Gtd. Notes	Baa3	9.750%	04/01/14	5,000	5,237,500
Nucor Corp., Sr. Unsec’d. Notes	A1	5.000%	06/01/13	750	797,714
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(b)	4.875%	09/15/12	3,850	3,994,737
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	5.875%	07/15/13	1,560	1,680,785
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	8.950%	05/01/14	7,900	9,323,478

U.S. Steel Corp., Sr. Unsec’d. Notes	Ba3	5.650%	06/01/13	800	783,358
Xstrata Canada Corp. (Canada), Gtd. Notes	Baa2	7.350%	06/05/12	5,460	5,855,675
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.500%	11/16/11	820	852,763

					42,229,568

Non-Captive Finance — 3.8%
Block Financial LLC, Gtd. Notes	Baa1	7.875%	01/15/13	3,800	4,118,949
CIT Group, Inc., Sr. Unsec’d. Notes(i)	Ca	4.250%	02/01/10	35	25,234
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750%	10/01/12	2,550	2,565,496
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	4.800%	05/01/13	6,000	6,228,510
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	4.875%	03/04/15	1,700	1,752,166
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.250%	10/19/12	4,000	4,228,968
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. A, MTN	Aa2	5.875%	02/15/12	14,358	15,288,053
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.900%	05/13/14	21,000	22,518,110
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	4.750%	04/15/10	1,265	1,283,287
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Baa3	5.450%	03/24/11	635	585,359
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa3	6.375%	03/25/13	1,000	801,958
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	4.000%	01/15/10	4,000	3,973,944
SLM Corp., Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	4.500%	07/26/10	1,900	1,846,162
SLM Corp., Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	5.000%	10/01/13	1,400	1,114,483
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.050%	11/14/14	3,000	2,205,279
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.125%	08/27/12	2,000	1,711,348
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.400%	10/25/11	650	599,768
SLM Corp., Sr. Unsec’d. Notes	Ba1	5.450%	04/25/11	3,000	2,829,507

					73,676,581

Packaging — 0.2%
Bemis Co., Inc., Sr. Unsec’d. Notes	Baa1	5.650%	08/01/14	3,775	4,008,038

Paper — 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	B2	8.125%	05/15/11	1,000	1,037,500
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.400%	06/15/14	3,000	3,301,593

					4,339,093

Pipelines & Other — 1.7%
DCP Midstream LLC, Notes, 144A	Baa2	9.700%	12/01/13	2,620	3,031,914
DCP Midstream LLC, Sr. Unsec’d. Notes	Baa2	7.875%	08/16/10	2,315	2,426,511
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	8.500%	04/15/14	2,500	2,888,863
Enterprise Products Operating LLC, Gtd. Notes	Baa3	4.600%	08/01/12	4,475	4,636,789
Enterprise Products Operating, LP, Gtd. Notes, Ser. F	Baa3	4.625%	10/15/09	920	920,508
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.625%	02/15/15	3,600	3,864,204
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.850%	09/15/12	1,050	1,131,282
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	3.553%	10/01/14	4,750	4,778,733
ONEOK Partners LP, Gtd. Notes	Baa2	5.900%	04/01/12	600	632,058
Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes	Baa3	4.250%	09/01/12	5,275	5,422,779
Spectra Energy Capital LLC, Sr. Unsec’d. Notes	Baa2	7.500%	10/01/09	495	495,066
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, Ser. B	Baa2	8.875%	07/15/12	1,000	1,152,924
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	7.125%	09/01/11	1,185	1,256,486

					32,638,117

Railroads — 1.9%
Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes	Baa1	4.875%	01/15/15	5,000	5,251,690
Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes	Baa1	5.900%	07/01/12	445	483,057
Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes	Baa1	6.750%	07/15/11	2,555	2,780,522
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	A3	4.400%	03/15/13	3,000	3,149,472
CSX Corp., Sr. Unsec’d. Notes	Baa3	4.875%	11/01/09	300	300,523
CSX Corp., Sr. Unsec’d. Notes	Baa3	5.300%	02/15/14	4,000	4,194,584
CSX Corp., Sr. Unsec’d. Notes	Baa3	5.750%	03/15/13	675	719,773
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.250%	04/01/15	2,000	2,211,486
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.750%	03/15/11	315	337,125
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.257%	09/17/14	3,000	3,253,314
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	8.625%	05/15/10	845	884,618
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	3.625%	06/01/10	2,500	2,541,230
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	5.125%	02/15/14	3,000	3,218,217
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	5.450%	01/31/13	3,145	3,379,469
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.500%	04/15/12	3,000	3,310,641
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.650%	01/15/11	500	528,683

					36,544,404

Real Estate Investment Trusts — 1.8%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.500%	01/15/12	590	615,257
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, MTN	Baa1	6.625%	09/15/11	3,000	3,194,559
Brandywine Operating Partnership, LP, Gtd. Notes	Baa3	5.750%	04/01/12	163	164,153
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	5.625%	08/15/11	440	445,119
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	7.375%	02/15/15	4,535	4,677,144

ERP Operating LP, Sr. Unsec’d. Notes	Baa1	5.500%	10/01/12	3,185	3,332,714
ERP Operating LP, Sr. Unsec’d. Notes	Baa1	6.625%	03/15/12	4,000	4,268,528
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14	3,300	3,306,349
Liberty Property LP, Sr. Unsec’d. Notes	Baa2	6.375%	08/15/12	1,350	1,395,004
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	5.050%	04/15/10	1,809	1,816,569
Nationwide Health Properties, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	07/15/11	240	247,382
Simon Property Group LP, Sr. Unsec’d. Notes	A3	4.600%	06/15/10	1,100	1,111,034
Simon Property Group LP, Sr. Unsec’d. Notes	A3	5.300%	05/30/13	5,300	5,418,624
Simon Property Group LP, Sr. Unsec’d. Notes	A3	5.600%	09/01/11	3,215	3,346,635
Simon Property Group LP, Sr. Unsec’d. Notes	A3	5.750%	05/01/12	390	407,524
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.750%	05/15/14	2,000	2,144,962

					35,891,557

Retailers — 2.6%
AutoZone, Inc., Sr. Unsec’d. Notes	Baa2	5.750%	01/15/15	3,200	3,407,088
Costco Wholesale Corp., Sr. Unsec’d. Notes	A2	5.300%	03/15/12	1,700	1,845,270
CVS Caremark Corp., Sr. Unsec’d. Notes(c)	Baa2	0.661%	06/01/10	2,965	2,967,150
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	4.875%	09/15/14	2,000	2,116,374
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	08/15/11	1,000	1,069,128
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	1,820	1,879,150
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	4.625%	08/15/10	940	967,051
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.400%	03/01/16	4,000	4,181,948
J.C. Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	8.000%	03/01/10	985	1,007,163
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.300%	03/01/11	7,500	7,815,569
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A1	5.600%	09/15/12	2,000	2,213,080
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba2	5.350%	03/15/12	575	559,696
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba2	7.450%	09/15/11	1,000	1,031,232
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	06/01/14	2,600	2,852,182
Staples, Inc., Gtd. Notes	Baa2	7.750%	04/01/11	1,000	1,079,928
Target Corp., Sr. Unsec’d. Notes	A2	5.125%	01/15/13	900	969,357
Target Corp., Sr. Unsec’d. Notes	A2	5.875%	07/15/16	4,300	4,755,796
TJX Cos., Inc. (The), Sr. Unsec’d. Notes	A3	4.200%	08/15/15	7,140	7,376,684
Walgreen Co., Sr. Unsec’d. Notes	A2	4.875%	08/01/13	1,100	1,185,735
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	3.000%	02/01/14	2,500	2,538,120

					51,817,701

Technology — 3.6%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.700%	06/01/10	5,500	5,506,875
CA, Inc., Sr. Unsec’d. Notes	Baa3	4.750%	12/01/09	1,000	1,002,500
Dell, Inc., Sr. Unsec’d. Notes	A2	3.375%	06/15/12	9,000	9,325,737
Dell, Inc., Sr. Unsec’d. Notes	A2	4.700%	04/15/13	490	516,547
Electronic Data Systems LLC, Sr. Unsec’d. Notes, Ser. B	A2	6.000%	08/01/13	4,000	4,463,280
FISERV, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	6,335	6,866,108
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	2.250%	05/27/11	10,000	10,186,729
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	4.250%	02/24/12	2,000	2,113,122
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	6.125%	03/01/14	2,800	3,152,335
International Business Machines Corp., Sr. Unsec’d. Notes	A1	6.500%	10/15/13	4,500	5,129,982
Intuit, Inc., Sr. Unsec’d. Notes	Baa2	5.400%	03/15/12	575	603,468
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	5,420	5,777,785
Oracle Corp., Sr. Unsec’d. Notes	A2	3.750%	07/08/14	6,005	6,238,276
Oracle Corp., Sr. Unsec’d. Notes	A2	4.950%	04/15/13	1,560	1,688,407
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba3	6.375%	10/01/11	2,750	2,750,000
Xerox Corp., Sr. Unsec’d. Notes	Baa2	5.500%	05/15/12	2,644	2,772,395
Xerox Corp., Sr. Unsec’d. Notes	Baa2	7.125%	06/15/10	1,500	1,544,538
Xerox Corp., Sr. Unsec’d. Notes	Baa2	8.250%	05/15/14	1,500	1,705,037

					71,343,121

Telecommunications — 10.2%
ALLTEL Corp., Debs.	A(b)	6.500%	11/01/13	4,000	4,456,452
America Movil SAB de CV (Mexico), Gtd. Notes	A3	5.500%	03/01/14	6,350	6,639,630
America Movil SAB de CV (Mexico), Sr. Unsec’d. Notes	A3	5.750%	01/15/15	2,600	2,738,497
American Tower Corp., Sr. Unsec’d. Notes	Ba1	7.125%	10/15/12	2,500	2,537,500
AT&T Corp., Gtd. Notes	A2	7.300%	11/15/11	6,685	7,404,821
AT&T Mobility LLC, Sr. Unsec’d. Notes	A2	6.500%	12/15/11	6,000	6,595,710
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.850%	02/15/14	2,750	2,925,161
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.950%	01/15/13	1,770	1,887,174
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.700%	11/15/13	10,800	12,235,936
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.150%	01/15/13	1,000	1,041,805
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.125%	12/15/10	11,250	12,112,616
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	5.250%	07/22/13	5,000	5,332,160
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	5.875%	08/20/13	1,400	1,523,684
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	8.500%	06/15/10	5,645	5,917,055
Embarq Corp., Sr. Unsec’d. Notes	Baa3	6.738%	06/01/13	7,115	7,715,520

France Telecom SA (France), Sr. Unsec’d. Notes	A3	4.375%	07/08/14	5,720	5,996,190
France Telecom SA (France), Sr. Unsec’d. Notes	A3	7.750%	03/01/11	4,610	4,991,593
Koninklijke KPN NV (Netherlands), Sr. Unsec’d. Notes	Baa2	8.000%	10/01/10	2,575	2,734,459
New Cingular Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	415	473,519
New Cingular Wireless Services, Inc., Sr. Unsec’d. Notes	A2	7.875%	03/01/11	5,000	5,426,170
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.875%	09/01/11	1,200	1,237,500
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	5,075	5,341,438
Rogers Communications, Inc. (Canada), Gtd. Notes	Baa2	6.250%	06/15/13	5,535	5,984,066
Sprint Capital Corp., Gtd. Notes	Ba2	7.625%	01/30/11	2,000	2,047,500
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	4.000%	01/15/10	650	654,446
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	4.875%	10/01/10	1,730	1,778,286
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	3,735	3,929,011
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.175%	06/18/14	5,625	6,101,702
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.200%	07/18/11	720	766,741
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	4.949%	01/15/15	5,275	5,595,762
Telefonica Europe BV (Netherlands), Gtd. Notes	Baa1	7.750%	09/15/10	7,095	7,505,048
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	5,320	5,788,639
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.350%	02/15/13	6,720	7,064,951
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	5.350%	02/15/11	500	526,109
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3	7.250%	12/01/10	3,725	3,964,458
Verizon New York, Inc., Sr. Unsec’d. Notes, Ser. A	Baa3	6.875%	04/01/12	10,000	10,876,200
Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 144A	A2	3.750%	05/20/11	15,000	15,475,904
Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 144A(g)	A2	5.550%	02/01/14	3,100	3,350,111
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	4.150%	06/10/14	5,000	5,134,635
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	5.350%	02/27/12	2,035	2,179,483
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	5.500%	06/15/11	2,630	2,793,426
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	7.750%	02/15/10	750	768,751

					199,549,819

Tobacco — 1.6%
Altria Group, Inc., Gtd. Notes	Baa1	7.750%	02/06/14	10,150	11,568,309
Altria Group, Inc., Gtd. Notes	Baa1	8.500%	11/10/13	3,000	3,479,520
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875%	05/16/13	7,500	7,967,453
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	6.875%	03/17/14	3,500	3,998,274
Reynolds American, Inc., Gtd. Notes(c)	Baa3	0.999%	06/15/11	1,000	983,389
Reynolds American, Inc., Gtd. Notes	Baa3	6.500%	07/15/10	1,500	1,542,956
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/01/13	2,600	2,828,917

					32,368,818

TOTAL CORPORATE BONDS (cost $1,713,561,731)					1,783,672,880

FOREIGN AGENCIES — 1.3%
EDF SA (France), Notes, 144A	Aa3	5.500%	01/26/14	6,725	7,379,464
Export-Import Bank of Korea (South Korea)	A2	5.875%	01/14/15	5,000	5,271,255
GAZ Capital SA (Luxembourg), Notes, 144A	Baa1	8.125%	07/31/14	4,200	4,494,000
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A2	5.375%	07/30/14	5,000	5,128,520
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	9.125%	10/13/10	45	47,925
TDIC Finance Ltd. (Cayman Islands), Gtd. Notes, 144A, MTN	Aa2	6.500%	07/02/14	2,400	2,575,174
TOTAL FOREIGN AGENCIES (cost $23,629,431)					24,896,338

FOREIGN LOCAL GOVERNMENT — 0.3%
Province of Ontario Canada (Canada), Bonds (cost $5,996,193)	Aa1	4.100%	06/16/14	6,000	6,343,590

MUNICIPAL BOND — 0.4%
State of California (cost $7,787,840)	Baa1	5.250%	04/01/14	7,750	8,120,528

U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Note		1.000%	09/30/11	30,030	30,053,452
U.S. Treasury Note		1.375%	09/15/12	4,595	4,587,101
U.S. Treasury Note		2.375%	09/30/14	16,470	16,512,493
U.S. Treasury Note		3.625%	08/15/19	340	348,978
TOTAL U.S. TREASURY OBLIGATIONS (cost $51,402,337)					51,502,024

TOTAL LONG-TERM INVESTMENTS (cost $1,815,341,588)					1,887,448,848

	Shares
SHORT-TERM INVESTMENT — 2.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series(h) (cost $48,720,600)	48,720,600	48,720,600

TOTAL INVESTMENTS — 98.8% (cost $1,864,062,188)(j)		1,936,169,448

OTHER ASSETS IN EXCESS OF LIABILITIES(k) 1.2%		23,881,008

NET ASSETS — 100.0%		$1,960,050,456

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s

#	Principal amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of September 30, 2009. Ratings of certain bonds may have changed subsequent to that date.
(a)	Indicates a security that has been deemed illiquid.
(b)	Standard & Poor’s Rating
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2009.
(d)	Segregated as collateral for financial futures contracts.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $16,681,548. The aggregate value of $16,844,642 is approximately 0.9% of net assets.
(g)	Security segregated as collateral for swap agreements.
(h)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(i)	Subsequent to the period-end, the issuer has filed for bankruptcy.
(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,868,571,803	$72,473,334	$(4,875,689)	$67,597,645

The difference between the book basis and tax basis of investments is primarily attributable to the differences in the treatment of accreting market discount and premium amortization for book and tax purposes and deferred losses on wash sales.

(k)	Other assets in excess of liabilities include net unrealized appreciation/(depreciation) on financial futures contracts and credit default swap agreements as follows:

Open futures contracts outstanding at September 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2009	Unrealized Appreciation/(Depreciation)(1)
	Long Position:
1,837	U.S. Treasury 2 Yr. Notes	Dec. 2009	$396,260,946	$398,571,594	$2,310,648

	Short Positions:
2,336	U.S. Treasury 5 Yr. Notes	Dec. 2009	268,077,405	271,195,000	(3,117,595)
289	U.S. Treasury 10 Yr. Notes	Dec. 2009	33,746,528	34,196,828	(450,300)

					(3,567,895)

					$(1,257,247)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2009.

Credit default swap agreements outstanding at September 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(5)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
Barclays Bank PLC	9/20/2012	$1,000	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	$18,245	$—	$18,245
Citibank, N.A.	9/20/2012	1,000	0.310%	Altria Group, Inc., 7.000%, 11/04/13	11,187	—	11,187
Citibank, N.A.	9/20/2012	1,000	0.320%	Clorox Co. (The), 6.125%, 02/01/11	(1,502)	—	(1,502)
Citibank, N.A.	3/20/2014	500	3.950%	Whirlpool Corp., 7.750%, 07/15/16	(48,568)	—	(48,568)
Citibank, N.A.	6/20/2014	3,000	1.000%	CBS Corp., 4.625%, 05/15/18	63,408	217,933	(154,525)
Credit Suisse International	12/20/2012	2,550	1.000%	GATX Corp., 5.500%, 02/15/12	23,906	27,280	(3,374)
Deutsche Bank AG	6/20/2013	3,000	1.000%	Embarq Corp., 7.082%, 06/01/18	(55,875)	(24,500)	(31,375)
Deutsche Bank AG	6/20/2013	1,000	2.000%	International Lease Finance Corp., 4.150%, 01/20/15	199,704	—	199,704
Deutsche Bank AG	3/20/2014	1,045	7.050%	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/12	(178,387)	—	(178,387)
Goldman Sachs International	3/20/2014	1,000	0.700%	Duke Energy Corp., 5.650%, 06/15/13	(11,605)	—	(11,605)
Goldman Sachs International	3/20/2014	1,000	6.600%	Simon Property Group LP, 5.250%, 12/01/16	(217,087)	—	(217,087)
Goldman Sachs International	6/20/2014	1,000	2.150%	Black & Decker Corp., 5.750%, 11/15/16	(45,449)	—	(45,449)
JP Morgan Chase Bank	9/20/2011	1,000	5.050%	Macy’s Retail Holdings, Inc., 7.450%, 09/15/11	(48,698)	—	(48,698)
JP Morgan Chase Bank	6/20/2014	3,000	5.000%	SLM Corp., 5.125%, 08/27/12	353,588	554,692	(201,104)

					$62,867	$775,405	$(712,538)

Counterparty	Termination Date	Implied Credit Spread at September 30, 2009(3)	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(5)
Credit Default Swaps on Corporate Issues-Sell Protection(2):
Deutsche Bank AG	3/20/2010	1.471%	$3,000	5.000%	General Electric Capital Corp., 5.625%, 09/15/17	$54,520	$(375,000)	$429,520
Goldman Sachs International	9/20/2012	0.804%	5,000	1.000%	Exelon Generation Co. LLC, 6.200%, 10/01/17	30,051	56,047	(25,996)
Morgan Stanley Capital Services	3/20/2014	0.394%	2,000	1.600%	Astrazeneca PLC, 5.900%, 09/15/17	104,531	—	104,531

						$189,102	$(318,953)	$508,055

The Portfolio entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2009.

# Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loan	$—	$489,430	$—
Commercial Mortgage-Backed Securities	—	12,424,058	—
Corporate Bonds	430,560	1,783,242,320	—
Foreign Agencies	—	24,896,338	—
Foreign Local Government	—	6,343,590	—
Municipal Bond	—	8,120,528	—
U.S. Treasury Obligations	—	51,502,024	—
Affiliated Money Market Mutual Fund	48,720,600	—	—

	49,151,160	1,887,018,288	—
Other Financial Instruments*	(1,257,247)	(204,483)	—

Total	$47,893,913	$1,886,813,805	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other Financial Instruments*
Balance as of 12/31/08	$(28,671)
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)	28,671
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 9/30/09	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	The realized gain earned during the period for other financial instruments was $5,732.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Short-Term Bond Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date November 23, 2009

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 23, 2009

*	Print the name and title of each signing officer under his or her signature.